NCM CAPITAL INVESTMENT TRUST

FILED VIA EDGAR

April 29, 2010

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:       NCM Capital Investment Trust
File Nos. 333-140534; 811-22015

Ladies and Gentlemen:

On behalf of NCM Capital Investment Trust (“Registrant”), attached for filing under the Securities Act of 1933 and the Investment Company Act of 1940 is Post-Effective Amendment No. 3 (the "Amendment") to Registrant’s registration statement on Form N-1A.

The Amendment, which is being filed pursuant to Rule 485(a) under the Securities Act of 1933, is for the purpose of complying with the new "Summary Prospectus" rule and related amendments to Form N-1A.

Please direct any questions concerning this filing to the undersigned at 513/587-3418.

Very truly yours,

/s/ Tina H. Bloom

Tina H. Bloom
Assistant Secretary